CONCENTRATION AND RISKS	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATION AND RISKS

3.	CONCENTRATION AND RISKS

(a)	Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(b)	Credit risk

Financial instruments that potentially expose the Group to credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, short-term and long-term deposits, accounts and notes receivable and amounts due from related parties. The Group places its cash and cash equivalents, restricted cash, short-term investments and short-term deposits with financial institutions with high credit ratings and quality. There has been no recent history of default in relation to these financial institutions and credit risk is immaterial.

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

Concentration risk of accounts and notes receivable from third parties are presented as below:

	As of December 31,		As of June 30,
	2025		2026
	RMB		RMB
			(unaudited)
Company A	16,070	51%	9,174	35%
Company B	6,004	19%	6,237	24%

Concentration risk of accounts receivable from related parties are presented as below:

	As of December 31,		As of June 30,
	2025		2026
	RMB		RMB
			(unaudited)
Xiaomi	304,078	89%	366,158	94%
Foshan Viomi	36,095	11%	23,760	6%

Concentration risk of other receivables from related parties are presented as below:

	As of December 31,		As of June 30,
	2025		2026
	RMB		RMB
			(unaudited)
Xiaomi	200	100%	537	100%

(c)	Revenue concentration risk

	Six Months ended June 30,
	2025		2026
	RMB		RMB
	(unaudited)		(unaudited)
Xiaomi	1,347,652	91%	652,894	88%